Acquisitions and Disposals - Schedule of Purchase Price to the Assets Acquired and Liabilities Assumed (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2023 CNY (¥)
Acquisition of Zhongrong Smart Finance Information Technology Co Ltd [Member]
Business Acquisition, Contingent Consideration [Line Items]
Stock consideration	¥ 153,732
Contingent consideration	(7,162)
Total	146,570
Add: Non-controlling interest	107,318
Purchase price	253,888
Acquisition of Jilin Zhongji Shi’An Insurance Agency Co Ltd [Member]
Business Acquisition, Contingent Consideration [Line Items]
Stock consideration	35,311
Contingent consideration	74
Total	35,385
Add: Non-controlling interest	33,998
Purchase price	¥ 69,383